Consolidated Balance Sheets (Parentheticals) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accounts receivable, net of allowance for credit losses	$ 245,753	$ 90,281
Class A Common Shares
Common shares, par value (in Dollars per share)	$ 0.00005	$ 0.00005
Common shares, shares authorized (in Shares)	900,000,000	900,000,000
Common shares, shares issued (in Shares)	4,041,580	2,205,000
Common shares, shares outstanding (in Shares)	4,041,580	2,205,000
Class B Common Shares
Common shares, par value (in Dollars per share)	$ 0.00005	$ 0.00005
Common shares, shares authorized (in Shares)	100,000,000	100,000,000
Common shares, shares issued (in Shares)	7,695,000	7,695,000
Common shares, shares outstanding (in Shares)	7,695,000	7,695,000